Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2020
Long-Term Debt
Long-Term Debt

	January 31, 2020	January 31, 2019
Senior secured notes	$250.0	$250.0
Less unamortized debt issue costs	7.0	7.8
	$243.0	$242.2

Maturities of Long-Term Debt

Year Ending January 31,
2021	$—
2022	—
2023	—
2024	—
2025	—
Thereafter	250.0
Total	$250.0